Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 21,250,627	$ 24,545,290
Trade receivables, net	5,120,900	4,947,264
Other current assets	1,876,392	2,441,038
Withholding tax receivable, net	557,013	902,845
Inventories	43,241	21,519
Other financial assets at amortized cost	76,885	77,100
Assets held for sale		1,150,324
Total current assets	28,925,058	34,085,380
Non-current assets:
Restricted cash	2,476,766	2,322,790
Property, plant and equipment	2,949,559	3,088,905
Right-of-use assets	4,277,854	4,523,309
Intangible assets, net	1,244,389	1,057,144
Goodwill	106,416
Withholding tax receivable, net	2,510,348	2,325,281
Deferred tax assets, net	1,283,246	1,418,174
Other non-current assets	438,299	272,827
Total non-current assets	15,286,877	15,008,430
Total assets	44,211,935	49,093,810
Current liabilities:
Trade payables and other current liabilities	3,354,875	3,158,254
Lease liabilities	2,180,806	2,141,509
Liabilities directly associated with assets held for sale		1,111,804
Total current liabilities	5,535,681	6,411,567
Non-current liabilities:
Lease liabilities	1,857,633	2,081,431
Provision for employee benefits	6,250,389	6,493,677
Total non-current liabilities	8,108,022	8,575,108
Total liabilities	13,643,703	14,986,675
Equity
Ordinary shares – par value $0.12 authorized 300,000,000 shares, issued 31,352,312 shares at June 30, 2026; issued 24,353,539 shares at December 31, 2025	3,762,312	2,922,460
Treasury shares	(192,893)
Subscription receivable	(50,000)	(50,000)
Additional paid in capital	99,748,279	100,271,584
Legal reserve	223,500	223,500
Warrants reserve	251,036	251,036
Accumulated deficit	(73,962,624)	(70,862,025)
Accumulated other comprehensive income	845,820	1,397,005
Capital and reserves attributable to equity holders of the Company	30,625,430	34,153,560
Non-controlling interests	(57,198)	(46,425)
Total equity	30,568,232	34,107,135
Total liabilities and equity	$ 44,211,935	$ 49,093,810